SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 24,903,166	$ 3,507,537,000	¥ 13,292,982	¥ 7,965,323
Total net revenues, percentage	100.00%	100.00%	100.00%	100.00%
Allowance for doubtful accounts	¥ 0		¥ 191		$ 0
Receivables due from partners	80,665		58,782		11,361,000
Deferred revenues	123,400		97,400		$ 17,400,000
Revenues from product sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 18,677,390	$ 2,630,700,000	¥ 10,223,720	¥ 6,659,218
Revenues from product sales | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	75.00%	75.00%	76.90%	83.60%
Revenues from freshly brewed drinks
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 16,877,880	$ 2,377,200,000	¥ 9,079,349	¥ 5,909,655
Revenues from freshly brewed drinks | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	67.80%	67.80%	68.30%	74.20%
Revenues from other products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 1,241,868	$ 174,900,000	¥ 686,837	¥ 395,573
Revenues from other products | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	5.00%	5.00%	5.20%	5.00%
Revenues from others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 557,600	$ 78,500,000	¥ 457,534	¥ 353,990
Revenues from others | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	2.20%	2.20%	3.40%	4.40%
Revenues from partnership stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 6,225,776	$ 876,882,000	¥ 3,069,262	¥ 1,306,105
Revenues from partnership stores | Product concentration risk | Product and services benchmark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues, percentage	25.00%	25.00%	23.10%	16.40%
Revenues from self-operated stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 17,880,100	$ 2,518,400,000	¥ 9,786,200	¥ 6,528,200
Partnership stores - material sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	4,157,600	585,600,000	2,011,200	834,700
Partnership stores - Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	510,800	71,900,000	352,100	147,800
Partnership stores - profit sharing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 680,200	$ 95,800,000	427,900	144,800
Partnership stores - profit sharing | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of profit-sharing freed (in months)	1 month	1 month
Partnership stores - profit sharing | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of profit-sharing freed (in months)	3 months	3 months
Revenue from product sales on a net basis
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 100	$ 12,400	1,200	2,000
Partnership stores - equipment sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total net revenues	¥ 877,200	$ 123,500,000	¥ 278,100	¥ 178,800